Distribution Date: Oct 25, 2006
DISTRIBUTION PACKAGE
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
N/A
Aurora Loan Services Inc
September 25, 2006
August 30, 2006
August 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
25-Oct-06
Determination Date 18-Oct-06 Accrual Periods: Begin End
Record Date - X, P, R 30-Sep-06 Libor Certificates 9/25/2006 10/24/2006
Record Date - others 24-Oct-06 Others 9/1/2006 9/30/2006
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Amounts
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Recovered
Amount
Balance
A1 5.43500% $132,184,000.00 $131,542,859.07 $69,517.24 $595,779.53 $665,296.77 N/A N/A $131,473,341.83
A2 5.37000% $416,516,000.00 $412,882,680.55 $9,106,143.92 $1,847,650.00 $10,953,793.92 N/A N/A $403,776,536.63
A3 5.44000% $71,299,000.00 $71,299,000.00 $0.00 $323,222.13 $323,222.13 N/A N/A $71,299,000.00
A4 5.47000% $176,096,000.00 $176,096,000.00 $0.00 $802,704.27 $802,704.27 N/A N/A $176,096,000.00
A5 5.64000% $74,063,000.00 $74,063,000.00 $0.00 $348,096.10 $348,096.10 N/A N/A $74,063,000.00
M1 5.61000% $35,688,000.00 $35,688,000.00 $0.00 $166,841.40 $166,841.40 0.00 $0.00 $35,688,000.00
M2 5.63000% $29,391,000.00 $29,391,000.00 $0.00 $137,892.78 $137,892.78 0.00 $0.00 $29,391,000.00
M3 5.65000% $17,844,000.00 $17,844,000.00 $0.00 $84,015.50 $84,015.50 0.00 $0.00 $17,844,000.00
M4 5.70000% $15,745,000.00 $15,745,000.00 $0.00 $74,788.75 $74,788.75 0.00 $0.00 $15,745,000.00
M5 5.71000% $15,745,000.00 $15,745,000.00 $0.00 $74,919.96 $74,919.96 0.00 $0.00 $15,745,000.00
M6 5.78000% $14,170,000.00 $14,170,000.00 $0.00 $68,252.17 $68,252.17 0.00 $0.00 $14,170,000.00
M7 6.13000% $13,120,000.00 $13,120,000.00 $0.00 $67,021.33 $67,021.33 0.00 $0.00 $13,120,000.00
M8 6.28000% $8,397,000.00 $8,397,000.00 $0.00 $43,944.30 $43,944.30 0.00 $0.00 $8,397,000.00
M9 7.23000% $6,823,000.00 $6,823,000.00 $0.00 $41,108.58 $41,108.58 0.00 $0.00 $6,823,000.00
B 7.32640% $10,497,000.00 $10,497,000.00 $0.00 $68,492.93 $68,492.93 0.00 $0.00 $10,497,000.00
X N/A $12,071,741.85 $12,071,741.85 $0.00 $1,628,920.62 $1,628,920.62 N/A $0.00 $12,071,741.85
P N/A $100.00 $100.00 $0.00 $2,048.78 $2,048.78 N/A N/A $100.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
LT-R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $1,049,649,741.85 $1,045,375,281.47 $9,175,661.16 $6,375,699.13 $15,551,360.29 $0.00 $0.00 $1,036,199,620.31
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
A1 32027GAA4 $995.14963286 $0.52591267 $4.50719853 $0.00000000 $994.62372019 LIBOR 5.33000%
A2 32027GAB2 $991.27687904 $21.86265094 $4.43596404 $0.00000000 $969.41422810 Swap Libor 5.33000%
A3 32027GAC0 $1,000.00000000 $0.00000000 $4.53333329 $0.00000000 $1,000.00000000
A4 32027GAD8 $1,000.00000000 $0.00000000 $4.55833335 $0.00000000 $1,000.00000000
A5 32027GAE6 $1,000.00000000 $0.00000000 $4.70000000 $0.00000000 $1,000.00000000
M1 32027GAF3 $1,000.00000000 $0.00000000 $4.67500000 $0.00000000 $1,000.00000000
M2 32027GAG1 $1,000.00000000 $0.00000000 $4.69166684 $0.00000000 $1,000.00000000
M3 32027GAH9 $1,000.00000000 $0.00000000 $4.70833333 $0.00000000 $1,000.00000000
M4 32027GAJ5 $1,000.00000000 $0.00000000 $4.75000000 $0.00000000 $1,000.00000000
M5 32027GAK2 $1,000.00000000 $0.00000000 $4.75833344 $0.00000000 $1,000.00000000
M6 32027GAL0 $1,000.00000000 $0.00000000 $4.81666690 $0.00000000 $1,000.00000000
M7 32027GAM8 $1,000.00000000 $0.00000000 $5.10833308 $0.00000000 $1,000.00000000
M8 32027GAN6 $1,000.00000000 $0.00000000 $5.23333333 $0.00000000 $1,000.00000000
M9 32027GAP1 $1,000.00000000 $0.00000000 $6.02500073 $0.00000000 $1,000.00000000
B 32027GAQ9 $1,000.00000000 $0.00000000 $6.52500048 $0.00000000 $1,000.00000000
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF12

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
25-Oct-06
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF12
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Interest
A1 5.43500% $595,779.53 $0.00 $0.00 $0.00 $0.00 N/A $595,779.53 $0.00
A2 5.37000% $1,847,650.00 $0.00 $0.00 $0.00 $0.00 N/A $1,847,650.00 $0.00
A3 5.44000% $323,222.13 $0.00 $0.00 $0.00 $0.00 N/A $323,222.13 $0.00
A4 5.47000% $802,704.27 $0.00 $0.00 $0.00 $0.00 N/A $802,704.27 $0.00
A5 5.64000% $348,096.10 $0.00 $0.00 $0.00 $0.00 N/A $348,096.10 $0.00
M1 5.61000% $166,841.40 $0.00 $0.00 $0.00 $0.00 $0.00 $166,841.40 $0.00
M2 5.63000% $137,892.78 $0.00 $0.00 $0.00 $0.00 $0.00 $137,892.78 $0.00
M3 5.65000% $84,015.50 $0.00 $0.00 $0.00 $0.00 $0.00 $84,015.50 $0.00
M4 5.70000% $74,788.75 $0.00 $0.00 $0.00 $0.00 $0.00 $74,788.75 $0.00
M5 5.71000% $74,919.96 $0.00 $0.00 $0.00 $0.00 $0.00 $74,919.96 $0.00
M6 5.78000% $68,252.17 $0.00 $0.00 $0.00 $0.00 $0.00 $68,252.17 $0.00
M7 6.13000% $67,021.33 $0.00 $0.00 $0.00 $0.00 $0.00 $67,021.33 $0.00
M8 6.28000% $43,944.30 $0.00 $0.00 $0.00 $0.00 $0.00 $43,944.30 $0.00
M9 7.23000% $41,108.58 $0.00 $0.00 $0.00 $0.00 $0.00 $41,108.58 $0.00
B 7.83000% $64,087.65 $0.00 $4,405.28 $4,405.28 ($0.00) $0.00 $68,492.93 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (subject to Net Funds Cap)
(2) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
M9 $0.00 $0.00 $0.00 $0.00 $0.00
B $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
25-Oct-06
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF12
Supplemental Interest Trust (Swap Account):
Basis Risk Account:
Begininning Balance 1,000.00 Beginning Balance 1,000.00
Deposit: Investment Income 0.00 Deposit: Investment Income 0.00
Deposit: Net Counterparty Payment 0.00 Deposit : required deposit from waterfall 4,405.28
Deposit: Counterparty Termination Payment 0.00 Withdrawal: for Basis Risk shortfalls 4,405.28
Deposits: remaining amounts from Waterfall 1,628,920.62 Withdrawal: to the Swap Account 0.00
Deposits: excess funds from Basis Risk Reserve Fund 0.00 Ending Balance 1,000.00
Deposit / Withdrawal : Net Trust Payment to Counterparty 150,978.00
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Miscellaneous:
Withdrawal : to pay interest on certificates 0.00 Cumulative Recoveries 0.00
Withdrawal : to Principal Remittance, Net Realized Losses 0.00 Funds Shortfall 0.00
Withdrawal : to pay Deferred Amounts 0.00
Withdrawal : to pay Basis Risk Shortfalls 0.00 A) Advances required to be made by Servicer 6,037,264.83
Withdrawal : to X, remaining amounts 1,628,920.62 B) Advances actually made by Servicer 6,037,264.83
Ending Balance 1,000.00 C) Excess of A over B 0.00
Swap Notional Balance 1,006,520,000.00
Swap Payment made by the swap provider to the trust 4,621,604.33
Swap Payment made by the trust to the swap provider 4,470,626.33
Reconciliation:
Available funds (A):
Supplemental Interest Trust (Interest Rate Cap Account):
Servicer remittance 15,711,049.75
Begininning Balance 1,000.00 Net Funds from Basis Risk account 0.00
Deposit into Cap Account: 0.00 Swap Payments to Trust from Swap Counterparty 0.00
Withdrawal : to pay interest on certificates 0.00 15,711,049.75
Withdrawal : to Principal Remittance, Net Realized Losses 0.00
Withdrawal : to pay Deferred Amounts 0.00 Distributions (B):
Withdrawal : to pay Basis Risk Shortfalls 0.00 Credit Risk Manager's Fee 8,711.46
Withdrawal : to X, remaining amounts 0.00 Payments to Counterparty from Swap Trust 150,978.00
Ending Balance 1,000.00 Total interest distributed 6,375,699.13
Total principal distributed 9,175,661.16
15,711,049.75
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
25-Oct-06
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF12
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 12,071,741.85
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 92,155.94 Target Overcollateralization Amount 12,071,741.85
B) Ending Collateral Balance 1,036,199,620.31 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.009% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency % 0.004%
E) Class M-1 Enhancement % 13.878%
F) Applicable Delinq Limit % (If Snr < 0, 58% of M-1 Enh % , 41.65% of Snr Enh %) 7.215%
Excess interest distributions:
G) Cumulative Realized Losses 0.00 Excess available interest (includes OC release) (A): 1,633,325.90
H) Original Collateral Balance 1,049,649,741.85
I) Cumulative Loss % ( G / H) 0.000% 1) as additional principal to certificates 0.00
J) Applicable Cumulative Loss Limit % (not applicable until Sept 2008) N/A 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
3) Basis Risk Payments 4,405.28
A Trigger Event will occur if either (1) or (2) is True: 4) To Class P 0.00
1) Rolling Three Month Delinq % >= Limit ( D > = F ) NO 5) to Swap Account 1,628,920.62
2) Cumultive Loss % exceeds applicable limit % ( I > J ) NO 6) Remaining Amounts to LT-R 0.00
NO
(B): 1,633,325.90
Stepdown Date:
(A)-(B): 0.00
Relevant information:
Senior Enhancement Percentage
17.322%
Senior Enhancement Percentage for purposes of Stepdown 17.322%
The later to occur of:
1) First payment date when Seniors are reduced to zero.
NO
2) later of (x) September 2009 NO
(y) Date when Senior Enhancement % >= 34.20%.
NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Oct 25, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,045,375,281.47
9,175,661.16
0.00
1,036,199,620.31
333,814.99
8,623,489.76
218,356.41
0.00
0.00
9,175,661.16
6,968,912.99
435,573.18
0.00
0.00
0.00
0.00
0.00
6,533,339.81
2,048.78
0.00
15,711,049.75
5,597
5,570
0.9871860860
7.99971%
7.49971%
12.48563%
0.00
0.00
0.00
0.00
204,755.82
1
0
0.00
0.00
435,573.18
0.00
0.00
0.00
0.00
0.00
158,808,361.49
69,517.24
0.00
158,738,844.25
61,113.14
0.00
8,404.10
0.00
0.00
69,517.24
1,064,054.68
66,170.07
0.00
0.00
0.00
0.00
0.00
997,884.61
0.00
0.00
1,067,401.85
1,378
1,378
0.9955430518
8.04029%
7.54029%
12.43202%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
66,170.07
0.00
0.00
0.00
0.00
0.00
886,566,919.98
9,106,143.92
0.00
877,460,776.06
272,701.85
8,623,489.76
209,952.31
0.00
0.00
9,106,143.92
5,904,858.31
369,403.11
0.00
0.00
0.00
0.00
0.00
5,535,455.20
2,048.78
0.00
14,643,647.90
4,219
4,192
0.9856892160
7.99244%
7.49244%
12.49523%
0.00
0.00
0.00
0.00
204,755.82
1
0
0.00
0.00
369,403.11
0.00
0.00
0.00
0.00
0.00

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
1,428 101,975,181.60 9.84% 594 43,821,469.64 27.61% 834 58,153,711.96 6.63%
100K to 199.99K
2,476 357,479,272.26 34.50% 712 97,588,051.84 61.48% 1,764 259,891,220.42 29.62%
200K to 299.99K
895 216,732,496.48 20.92% 68 15,990,211.99 10.07% 827 200,742,284.49 22.88%
300K to 399.99K
359 123,439,725.33 11.91% 4 1,339,110.78 0.84% 355 122,100,614.55 13.92%
400K to 499.99K
197 87,793,378.20 8.47% 0 0.00 0.00% 197 87,793,378.20 10.01%
500K to 599.99K
91 49,573,559.25 4.78% 0 0.00 0.00% 91 49,573,559.25 5.65%
600K to 699.99K
50 32,351,897.15 3.12% 0 0.00 0.00% 50 32,351,897.15 3.69%
700K to 799.99K
31 22,916,232.06 2.21% 0 0.00 0.00% 31 22,916,232.06 2.61%
800K to 899.99K
10 8,504,989.08 0.82% 0 0.00 0.00% 10 8,504,989.08 0.97%
900K to 999.99K
13 12,321,397.98 1.19% 0 0.00 0.00% 13 12,321,397.98 1.40%
1000K to 1099.99K
8 8,267,883.85 0.80% 0 0.00 0.00% 8 8,267,883.85 0.94%
1100K to 1199.99K
6 6,803,911.55 0.66% 0 0.00 0.00% 6 6,803,911.55 0.78%
1200K to 1299.99K
4 5,049,695.52 0.49% 0 0.00 0.00% 4 5,049,695.52 0.58%
1400K to 1499.99K
1 1,410,000.00 0.14% 0 0.00 0.00% 1 1,410,000.00 0.16%
1500K to 1599.99K
1 1,580,000.00 0.15% 0 0.00 0.00% 1 1,580,000.00 0.18%
Total
5,570
1,036,199,620.31
100.00%
1,378
158,738,844.25
100.00%
4,192
877,460,776.06
100.00%
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
280.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1400K to 1499.99K 1500K to 1599.99K
Balance

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.00% - 5.49%
1 454,813.28 0.04% 0 0.00 0.00% 1 454,813.28 0.05%
5.50% - 5.99%
27 6,121,544.96 0.59% 7 1,062,061.21 0.67% 20 5,059,483.75 0.58%
6.00% - 6.49%
81 17,218,780.37 1.66% 34 5,204,391.79 3.28% 47 12,014,388.58 1.37%
6.50% - 6.99%
509 119,763,751.91 11.56% 151 21,097,653.44 13.29% 358 98,666,098.47 11.24%
7.00% - 7.49%
744 165,347,543.49 15.96% 205 28,485,042.24 17.94% 539 136,862,501.25 15.60%
7.50% - 7.99%
1,365 275,718,918.83 26.61% 301 35,488,962.03 22.36% 1,064 240,229,956.80 27.38%
8.00% - 8.49%
882 154,030,537.97 14.86% 182 18,759,014.37 11.82% 700 135,271,523.60 15.42%
8.50% - 8.99%
884 152,680,414.87 14.73% 159 16,462,513.62 10.37% 725 136,217,901.25 15.52%
9.00% - 9.49%
438 63,009,401.03 6.08% 104 11,060,699.65 6.97% 334 51,948,701.38 5.92%
9.50% - 9.99%
349 48,851,544.78 4.71% 101 9,261,203.59 5.83% 248 39,590,341.19 4.51%
10.00% - 10.49%
127 14,622,009.05 1.41% 51 4,590,824.05 2.89% 76 10,031,185.00 1.14%
10.50% - 10.99%
84 9,501,966.03 0.92% 40 3,816,750.43 2.40% 44 5,685,215.60 0.65%
11.00% - 11.49%
44 5,581,953.16 0.54% 21 1,780,757.40 1.12% 23 3,801,195.76 0.43%
11.50% - 11.99%
29 2,779,794.25 0.27% 17 1,195,487.68 0.75% 12 1,584,306.57 0.18%
12.00% - 12.49%
6 516,646.33 0.05% 5 473,482.75 0.30% 1 43,163.58 0.00%
Total
5,570
1,036,199,620.31
100.00%
1,378
158,738,844.25
100.00%
4,192
877,460,776.06
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.04%
Group 2 Weighted Average Rate: 7.99%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
6 2,743,645.34 0.32% 0 0.00 0.00% 6 2,743,645.34 0.38%
3.00% - 3.99%
3 887,951.56 0.10% 0 0.00 0.00% 3 887,951.56 0.12%
4.00% - 4.99%
1 309,600.00 0.04% 0 0.00 0.00% 1 309,600.00 0.04%
5.00% - 5.99%
3,389 713,665,909.42 82.98% 760 95,751,743.32 73.98% 2,629 617,914,166.10 84.57%
6.00% - 6.99%
880 142,331,632.30 16.55% 311 33,668,853.48 26.02% 569 108,662,778.82 14.87%
7.00% - 7.99%
1 132,898.71 0.02% 0 0.00 0.00% 1 132,898.71 0.02%
Total
4,280
860,071,637.33
100.00%
1,071
129,420,596.80
100.00%
3,209
730,651,040.53
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 5.67%
Group 2 Weighted Average Margin: 5.58%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.00% - 5.99%
12 2,883,853.92 0.34% 4 664,495.71 0.51% 8 2,219,358.21 0.30%
6.00% - 6.99%
469 113,653,338.47 13.21% 159 22,971,727.80 17.75% 310 90,681,610.67 12.41%
7.00% - 7.99%
1,769 389,168,439.64 45.25% 430 56,232,535.77 43.45% 1,339 332,935,903.87 45.57%
8.00% - 8.99%
1,300 247,427,314.65 28.77% 243 26,075,500.84 20.15% 1,057 221,351,813.81 30.30%
9.00% - 9.99%
521 81,897,809.56 9.52% 137 14,457,144.01 11.17% 384 67,440,665.55 9.23%
10.00% - 10.99%
148 17,789,926.13 2.07% 65 6,219,453.71 4.81% 83 11,570,472.42 1.58%
11.00% - 11.99%
55 6,734,308.63 0.78% 28 2,326,256.21 1.80% 27 4,408,052.42 0.60%
12.00% - 12.99%
6 516,646.33 0.06% 5 473,482.75 0.37% 1 43,163.58 0.01%
Total
4,280
860,071,637.33
100.00%
1,071
129,420,596.80
100.00%
3,209
730,651,040.53
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.96%
Group 2 Weighted Average Lifetime Rate Floor: 7.96%

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
11.00% - 11.99%
12 2,883,853.92 0.34% 4 664,495.71 0.51% 8 2,219,358.21 0.30%
12.00% - 12.99%
469 113,653,338.47 13.21% 159 22,971,727.80 17.75% 310 90,681,610.67 12.41%
13.00% - 13.99%
1,769 389,168,439.64 45.25% 430 56,232,535.77 43.45% 1,339 332,935,903.87 45.57%
14.00% - 14.99%
1,300 247,427,314.65 28.77% 243 26,075,500.84 20.15% 1,057 221,351,813.81 30.30%
15.00% - 15.99%
521 81,897,809.56 9.52% 137 14,457,144.01 11.17% 384 67,440,665.55 9.23%
16.00% - 16.99%
148 17,789,926.13 2.07% 65 6,219,453.71 4.81% 83 11,570,472.42 1.58%
17.00% - 17.99%
55 6,734,308.63 0.78% 28 2,326,256.21 1.80% 27 4,408,052.42 0.60%
18.00% - 18.99%
6 516,646.33 0.06% 5 473,482.75 0.37% 1 43,163.58 0.01%
Total
4,280
860,071,637.33
100.00%
1,071
129,420,596.80
100.00%
3,209
730,651,040.53
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 13.96%
Group 2 Weighted Average Lifetime Rate Ceiling: 13.96%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
4,280 860,071,637.33 100.00% 1,071 129,420,596.80 100.00% 3,209 730,651,040.53 100.00%
Total
4,280
860,071,637.33
100.00%
1,071
129,420,596.80
100.00%
3,209
730,651,040.53
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
4,280 860,071,637.33 100.00% 1,071 129,420,596.80 100.00% 3,209 730,651,040.53 100.00%
Total
4,280
860,071,637.33
100.00%
1,071
129,420,596.80
100.00%
3,209
730,651,040.53
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6 Month LIBOR
4,280 860,071,637.33 100.00% 1,071 129,420,596.80 100.00% 3,209 730,651,040.53 100.00%
Total
4,280
860,071,637.33
100.00%
1,071
129,420,596.80
100.00%
3,209
730,651,040.53
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
172 40,470,637.29 3.91% 23 2,048,376.66 1.29% 149 38,422,260.63 4.38%
3 Units
9 2,017,896.64 0.19% 1 56,071.35 0.04% 8 1,961,825.29 0.22%
4 Units
10 3,115,992.46 0.30% 0 0.00 0.00% 10 3,115,992.46 0.36%
Condominium
429 81,957,229.43 7.91% 128 15,338,390.25 9.66% 301 66,618,839.18 7.59%
Modular Home
2 277,279.16 0.03% 1 149,580.55 0.09% 1 127,698.61 0.01%
Planned Unit Development
880 201,654,143.87 19.46% 166 23,887,633.76 15.05% 714 177,766,510.11 20.26%
Single Family
4,068 706,706,441.46 68.20% 1,059 117,258,791.68 73.87% 3,009 589,447,649.78 67.18%
Total
5,570
1,036,199,620.31
100.00%
1,378
158,738,844.25
100.00%
4,192
877,460,776.06
100.00%
Property Type
Type

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2005
1 277,500.00 0.03% 0 0.00 0.00% 1 277,500.00 0.03%
2006
5,569 1,035,922,120.31 99.97% 1,378 158,738,844.25 100.00% 4,191 877,183,276.06 99.97%
Total
5,570
1,036,199,620.31
100.00%
1,378
158,738,844.25
100.00%
4,192
877,460,776.06
100.00%
Year of First Payment Date
Year
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00%-14.99%
1 59,858.72 0.01% 0 0.00 0.00% 1 59,858.72 0.01%
15.00%-19.99%
2 109,762.83 0.01% 0 0.00 0.00% 2 109,762.83 0.01%
20.00%-24.99%
2 94,412.67 0.01% 0 0.00 0.00% 2 94,412.67 0.01%
25.00%-29.99%
7 352,128.10 0.03% 0 0.00 0.00% 7 352,128.10 0.04%
30.00%-34.99%
5 343,128.40 0.03% 0 0.00 0.00% 5 343,128.40 0.04%
35.00%-39.99%
7 1,192,458.25 0.12% 3 273,442.01 0.17% 4 919,016.24 0.10%
40.00%-44.99%
14 2,243,336.80 0.22% 1 118,426.13 0.07% 13 2,124,910.67 0.24%
45.00%-49.99%
25 4,841,432.92 0.47% 2 199,464.21 0.13% 23 4,641,968.71 0.53%
50.00%-54.99%
35 5,279,264.26 0.51% 3 282,874.01 0.18% 32 4,996,390.25 0.57%
55.00%-59.99%
40 5,783,638.07 0.56% 3 322,111.21 0.20% 37 5,461,526.86 0.62%
60.00%-64.99%
61 9,234,961.48 0.89% 2 191,817.69 0.12% 59 9,043,143.79 1.03%
65.00%-69.99%
86 16,332,893.42 1.58% 8 876,112.42 0.55% 78 15,456,781.00 1.76%
70.00%-74.99%
111 22,898,268.29 2.21% 5 647,538.14 0.41% 106 22,250,730.15 2.54%
75.00%-79.99%
544 97,054,427.45 9.37% 129 15,997,826.85 10.08% 415 81,056,600.60 9.24%
80.00%-84.99%
2,865 593,365,193.82 57.26% 734 88,582,687.34 55.80% 2,131 504,782,506.48 57.53%
85.00%-89.99%
228 37,891,026.53 3.66% 15 1,766,113.75 1.11% 213 36,124,912.78 4.12%
90.00%-94.99%
406 71,453,661.04 6.90% 50 6,602,068.71 4.16% 356 64,851,592.33 7.39%
95.00%-99.99%
266 49,604,892.80 4.79% 54 6,346,168.67 4.00% 212 43,258,724.13 4.93%
100.0%-105.0%
865 118,064,874.46 11.39% 369 36,532,193.11 23.01% 496 81,532,681.35 9.29%
Total
5,570
1,036,199,620.31
100.00%
1,378
158,738,844.25
100.00%
4,192
877,460,776.06
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 85
Group 2 Weighted Average LTV: 82
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
47 5,670,394.98 0.55% 1 170,100.00 0.11% 46 5,500,294.98 0.63%
217 - 240
3 350,079.60 0.03% 0 0.00 0.00% 3 350,079.60 0.04%
337 - 360
4,160 738,363,884.94 71.26% 1,065 117,314,332.72 73.90% 3,095 621,049,552.22 70.78%
457 - 480
567 105,324,213.19 10.16% 136 17,451,785.00 10.99% 431 87,872,428.19 10.01%
481 +
793 186,491,047.60 18.00% 176 23,802,626.53 14.99% 617 162,688,421.07 18.54%
Total
5,570
1,036,199,620.31
100.00%
1,378
158,738,844.25
100.00%
4,192
877,460,776.06
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 406
Group 2 Weighted Average Remaining Amortization Months: 412

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
50 6,273,070.61 0.61% 1 170,100.00 0.11% 49 6,102,970.61 0.70%
217 - 240
3 350,079.60 0.03% 0 0.00 0.00% 3 350,079.60 0.04%
337 - 360
5,517 1,029,576,470.10 99.36% 1,377 158,568,744.25 99.89% 4,140 871,007,725.85 99.26%
Total
5,570
1,036,199,620.31
100.00%
1,378
158,738,844.25
100.00%
4,192
877,460,776.06
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 357
Group 2 Weighted Average Remaining Months: 356
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
47 5,670,394.98 0.55% 1 170,100.00 0.11% 46 5,500,294.98 0.63%
217 - 240
3 350,079.60 0.03% 0 0.00 0.00% 3 350,079.60 0.04%
337 - 360
4,160 738,363,884.94 71.26% 1,065 117,314,332.72 73.90% 3,095 621,049,552.22 70.78%
457 - 480
567 105,324,213.19 10.16% 136 17,451,785.00 10.99% 431 87,872,428.19 10.01%
481 +
793 186,491,047.60 18.00% 176 23,802,626.53 14.99% 617 162,688,421.07 18.54%
Total
5,570
1,036,199,620.31
100.00%
1,378
158,738,844.25
100.00%
4,192
877,460,776.06
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 409
Group 2 Weighted Average Original Amortization Months: 415
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
50 6,273,070.61 0.61% 1 170,100.00 0.11% 49 6,102,970.61 0.70%
217 - 240
3 350,079.60 0.03% 0 0.00 0.00% 3 350,079.60 0.04%
337 - 360
5,517 1,029,576,470.10 99.36% 1,377 158,568,744.25 99.89% 4,140 871,007,725.85 99.26%
Total
5,570
1,036,199,620.31
100.00%
1,378
158,738,844.25
100.00%
4,192
877,460,776.06
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360
Group 2 Weighted Average Original Remaining Months: 359

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
60 7,302,337.27 0.70% 19 1,450,251.18 0.91% 41 5,852,086.09 0.67%
ARIZONA
117 25,211,975.17 2.43% 23 3,532,751.42 2.23% 94 21,679,223.75 2.47%
ARKANSAS
31 2,767,375.40 0.27% 11 893,758.68 0.56% 20 1,873,616.72 0.21%
CALIFORNIA
555 219,836,752.35 21.22% 19 3,486,197.71 2.20% 536 216,350,554.64 24.66%
COLORADO
88 17,839,908.04 1.72% 33 4,867,926.72 3.07% 55 12,971,981.32 1.48%
CONNECTICUT
28 5,215,309.03 0.50% 6 939,136.72 0.59% 22 4,276,172.31 0.49%
DELAWARE
4 691,345.82 0.07% 2 247,796.57 0.16% 2 443,549.25 0.05%
DISTRICT OF COLUMBIA
4 1,175,738.30 0.11% 1 235,922.03 0.15% 3 939,816.27 0.11%
FLORIDA
449 91,207,264.43 8.80% 65 8,601,661.23 5.42% 384 82,605,603.20 9.41%
GEORGIA
281 45,526,892.14 4.39% 96 12,186,630.44 7.68% 185 33,340,261.70 3.80%
IDAHO
23 3,071,619.39 0.30% 3 305,098.58 0.19% 20 2,766,520.81 0.32%
ILLINOIS
407 71,027,085.89 6.85% 98 11,579,101.68 7.29% 309 59,447,984.21 6.78%
INDIANA
192 18,677,702.81 1.80% 75 6,597,980.44 4.16% 117 12,079,722.37 1.38%
IOWA
32 2,644,393.74 0.26% 7 645,056.48 0.41% 25 1,999,337.26 0.23%
KANSAS
21 2,107,467.67 0.20% 7 669,387.17 0.42% 14 1,438,080.50 0.16%
KENTUCKY
86 8,661,006.73 0.84% 34 3,343,810.11 2.11% 52 5,317,196.62 0.61%
LOUISIANA
21 2,493,099.28 0.24% 6 598,121.39 0.38% 15 1,894,977.89 0.22%
MAINE
18 2,738,341.44 0.26% 3 433,900.96 0.27% 15 2,304,440.48 0.26%
MARYLAND
111 27,403,047.65 2.64% 22 4,224,502.84 2.66% 89 23,178,544.81 2.64%
MASSACHUSETTS
93 22,670,499.46 2.19% 11 1,769,111.57 1.11% 82 20,901,387.89 2.38%
MICHIGAN
253 33,383,900.03 3.22% 87 8,980,984.36 5.66% 166 24,402,915.67 2.78%
MINNESOTA
141 25,968,926.11 2.51% 33 4,791,079.99 3.02% 108 21,177,846.12 2.41%
MISSISSIPPI
19 1,936,283.89 0.19% 7 716,654.63 0.45% 12 1,219,629.26 0.14%
MISSOURI
97 11,565,911.37 1.12% 31 3,193,037.69 2.01% 66 8,372,873.68 0.95%
MONTANA
3 313,220.85 0.03% 1 64,272.76 0.04% 2 248,948.09 0.03%
NEBRASKA
12 1,189,207.90 0.11% 6 523,747.70 0.33% 6 665,460.20 0.08%
NEVADA
96 22,642,165.00 2.19% 13 2,108,800.42 1.33% 83 20,533,364.58 2.34%
NEW HAMPSHIRE
14 3,390,946.90 0.33% 1 202,207.56 0.13% 13 3,188,739.34 0.36%
NEW JERSEY
101 26,930,784.88 2.60% 17 2,991,573.13 1.88% 84 23,939,211.75 2.73%
NEW MEXICO
18 3,017,364.98 0.29% 1 91,004.07 0.06% 17 2,926,360.91 0.33%
NEW YORK
214 50,330,050.02 4.86% 43 3,879,693.51 2.44% 171 46,450,356.51 5.29%
NORTH CAROLINA
245 35,522,004.10 3.43% 71 7,864,230.88 4.95% 174 27,657,773.22 3.15%
NORTH DAKOTA
3 318,548.38 0.03% 0 0.00 0.00% 3 318,548.38 0.04%
OHIO
256 27,714,302.40 2.67% 89 7,906,772.71 4.98% 167 19,807,529.69 2.26%
OKLAHOMA
26 2,315,353.98 0.22% 11 859,120.39 0.54% 15 1,456,233.59 0.17%
OREGON
120 21,389,469.80 2.06% 30 4,385,334.82 2.76% 90 17,004,134.98 1.94%
PENNSYLVANIA
121 13,178,745.03 1.27% 37 2,982,614.02 1.88% 84 10,196,131.01 1.16%
RHODE ISLAND
22 5,710,636.45 0.55% 6 1,266,636.84 0.80% 16 4,443,999.61 0.51%
SOUTH CAROLINA
90 11,625,635.73 1.12% 33 3,282,723.79 2.07% 57 8,342,911.94 0.95%
SOUTH DAKOTA
4 554,876.38 0.05% 0 0.00 0.00% 4 554,876.38 0.06%
TENNESSEE
203 23,789,878.61 2.30% 68 6,276,147.25 3.95% 135 17,513,731.36 2.00%
TEXAS
406 49,590,760.59 4.79% 120 11,283,193.60 7.11% 286 38,307,566.99 4.37%
UTAH
164 30,179,338.05 2.91% 39 5,122,059.67 3.23% 125 25,057,278.38 2.86%
VERMONT
1 168,824.18 0.02% 0 0.00 0.00% 1 168,824.18 0.02%
VIRGINIA
77 15,432,698.43 1.49% 23 3,743,758.83 2.36% 54 11,688,939.60 1.33%
WASHINGTON
133 24,946,689.81 2.41% 40 6,241,498.75 3.93% 93 18,705,191.06 2.13%
WEST VIRGINIA
12 1,218,348.37 0.12% 5 576,167.45 0.36% 7 642,180.92 0.07%
WISCONSIN
97 13,370,586.08 1.29% 25 2,797,425.51 1.76% 72 10,573,160.57 1.20%
WYOMING
1 235,000.00 0.02% 0 0.00 0.00% 1 235,000.00 0.03%
Total
5,570
1,036,199,620.31
100.00%
1,378
158,738,844.25
100.00%
4,192
877,460,776.06
100.00%
Geographic Distribution by State
State

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
0
1
2
3
4
5
6
7
8
GEORGIA
ILLINOIS
TEXAS
MICHIGAN
FLORIDA
OHIO
NORTH CAROLINA
INDIANA
TENNESSEE
WASHINGTON
UTAH
COLORADO
MINNESOTA
OREGON
MARYLAND
NEW YORK
VIRGINIA
ARIZONA
CALIFORNIA
KENTUCKY
SOUTH CAROLINA
MISSOURI
NEW JERSEY
PENNSYLVANIA
WISCONSIN
NEVADA
MASSACHUSETTS
ALABAMA
RHODE ISLAND
CONNECTICUT
ARKANSAS
OKLAHOMA
MISSISSIPPI
KANSAS
IOWA
LOUISIANA
WEST VIRGINIA
NEBRASKA
MAINE
IDAHO
DELAWARE
DISTRICT OF
COLUMBIA
NEW HAMPSHIRE
NEW MEXICO
MONTANA
%
Collateral Balance Distribution by State
GROUP 1
0
4
8
12
16
20
24
28
CALIFORNIA
FLORIDA
ILLINOIS
NEW YORK
TEXAS
GEORGIA
NORTH CAROLINA
UTAH
MICHIGAN
NEW JERSEY
MARYLAND
ARIZONA
MINNESOTA
MASSACHUSETTS
NEVADA
OHIO
WASHINGTON
TENNESSEE
OREGON
COLORADO
INDIANA
VIRGINIA
WISCONSIN
PENNSYLVANIA
MISSOURI
SOUTH CAROLINA
ALABAMA
KENTUCKY
RHODE ISLAND
CONNECTICUT
NEW HAMPSHIRE
NEW MEXICO
IDAHO
MAINE
IOWA
LOUISIANA
ARKANSAS
OKLAHOMA
KANSAS
MISSISSIPPI
DISTRICT OF
COLUMBIA
NEBRASKA
WEST VIRGINIA
SOUTH DAKOTA
DELAWARE
NORTH DAKOTA
MONTANA
WYOMING
VERMONT
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
5,521
1,023,501,764.13
98.78%
1,023,771,788.35
47
12,605,700.24
1.22%
12,613,563.05
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
5,568
1,036,107,464.37
1,036,385,351.40
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
2
92,155.94
100.00%
92,204.01
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
92,155.94
92,204.01
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
5,523
1,023,593,920.07
98.78%
1,023,863,992.36
47
12,605,700.24
1.22%
12,613,563.05
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
5,570
1,036,199,620.31
100.00%
1,036,477,555.41
All Groups
Current
30 - 59
days
Current 98.8%
30 - 59 days 1.2%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,365
157,064,521.53
98.95%
157,116,868.64
13
1,674,322.72
1.05%
1,675,424.21
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,378
158,738,844.25
158,792,292.85
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,365
157,064,521.53
98.95%
157,116,868.64
13
1,674,322.72
1.05%
1,675,424.21
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,378
158,738,844.25
100.00%
158,792,292.85
Group 1
Current
30 - 59 days
Current 98.9%
30 - 59 days 1.1%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
4,156
866,437,242.60
98.75%
866,654,919.71
34
10,931,377.52
1.25%
10,938,138.84
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4,190
877,368,620.12
877,593,058.55
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
2
92,155.94
100.00%
92,204.01
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
92,155.94
92,204.01
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
4,158
866,529,398.54
98.75%
866,747,123.72
34
10,931,377.52
1.25%
10,938,138.84
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4,192
877,460,776.06
100.00%
877,685,262.56
Group 2
Current
30 - 59 days
Current 98.8%
30 - 59 days 1.2%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
47 12,605,700.24 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
47
12,605,700.24
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
47
12,605,700.24
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
47
12,605,700.24
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
13 1,674,322.72 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
13
1,674,322.72
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
13
1,674,322.72
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
13
1,674,322.72
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
34 10,931,377.52 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
34
10,931,377.52
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
34
10,931,377.52
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
34
10,931,377.52
100.00%
Group 2
13.28
0.00
0.00
0.00
86.72
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
13.28
0.00
0.00
0.00
86.72
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Oct 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
October 2006
Count
Balance ($)
30 - 59 days
47 12,605,700.24
Bankruptcy
2 92,155.94
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
6
Balance ($)
Bankruptcy

Distribution Date: Oct 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
October 2006
Count
Balance ($)
30 - 59 days
13 1,674,322.72
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
10
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Oct 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
October 2006
Count
Balance ($)
30 - 59 days
34 10,931,377.52
Bankruptcy
2 92,155.94
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
10
/1
/2
00
6
Balance ($)
30 - 59 days
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
10
/1
/2
00
6
Balance ($)
Bankrupcty

Distribution Date: Oct 25, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Group 1
Group 2
Total
Current
0.06%
8,404.10
11.32%
8,833,442.07
9.69%
8,841,846.17
Life CPR
0.03% 5.83% 4.97%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/1/2006
10/1/2006
Group 1
Group 2
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
9/1/2006
10/1/2006
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
9/1/2006
10/1/2006
Group 1
Group 2
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
9/1/2006
10/1/2006
Group 1
Group 2
Total
Amount ($)

Distribution Date: Oct 25, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Bankruptcy
Count
Balance ($)
%
GROUP 2
2 92,155.94 100.00%
TOTAL:
2
92,155.94
100.00%
GROUP 2
GROUP 2 100.0%
Total:
100.0%
GROUP 2
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
121392906 30,000.00 29,899.26 9.00% 12/01/2006 360
121351241 62,400.00 62,256.68 7.38% 10/01/2006 360
Total:
2
92,155.94
92,400.00

Distribution Date: Oct 25, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Oct 25, 2006
REO LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Oct 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 2
28 8,969,883.00 8,623,489.76 0.00 886,566,919.98
TOTAL:
28
8,969,883.00
8,623,489.76
0.00
0.97%
99.03%
2
Prepayment 0.97%
Liquidation 0.00%
Beginning Balance 99.03%
Total: 100.00%
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121341267 30,000.00 29,783.40 29,700.02 0.00 0.00 0.00 Voluntary PIF
09/12/2006
83.38 8.650%
0.00
121351597 384,000.00 383,544.95 383,314.97 0.00 0.00 0.00 Voluntary PIF
09/18/2006
229.98 8.625%
0.00
121379879 293,000.00 292,864.71 292,796.32 0.00 0.00 0.00 Voluntary PIF
09/01/2006
68.39 8.750%
0.00
121388383 240,000.00 240,000.00 240,000.00 0.00 0.00 0.00 Voluntary PIF
09/05/2006
0.00 9.250%
0.00
121396733 270,720.00 270,404.10 270,244.43 0.00 0.00 0.00 Voluntary PIF
09/14/2006
159.67 8.700%
0.00
121351035 572,000.00 571,505.16 571,254.60 0.00 0.00 0.00 Voluntary PIF
09/27/2006
250.56 10.125%
0.00
121361851 217,000.00 216,632.55 216,447.25 0.00 0.00 0.00 Voluntary PIF
09/28/2006
185.30 6.850%
0.00
121362438 419,000.00 418,596.93 418,392.97 0.00 0.00 0.00 Voluntary PIF
09/13/2006
203.96 9.625%
0.00
121372106 140,100.00 139,938.19 139,856.40 0.00 0.00 0.00 Voluntary PIF
09/15/2006
81.79 8.750%
0.00
121374003 240,000.00 240,000.00 240,000.00 0.00 0.00 0.00 Voluntary PIF
09/28/2006
0.00 8.550%
0.00
121383244 736,000.00 736,000.00 736,000.00 0.00 0.00 0.00 Voluntary PIF
09/29/2006
0.00 8.200%
0.00
121392849 72,090.00 72,090.00 72,090.00 0.00 0.00 0.00 Voluntary PIF
09/12/2006
0.00 9.700%
0.00
121349211 205,000.00 204,755.82 204,632.42 0.00 0.00 0.00 Voluntary PIF
09/14/2006
123.40 8.600%
2,048.78
121349294 320,800.00 320,322.35 320,081.28 0.00 0.00 0.00 Voluntary PIF
09/13/2006
241.07 7.500%
0.00
121382519 336,000.00 0.00 0.00 0.00 0.00 0.00 Voluntary PIF
08/01/2006
0.00 7.875%
0.00
121398903 146,000.00 145,955.37 145,932.77 0.00 0.00 0.00 Voluntary PIF
09/25/2006
22.60 10.125%
0.00
121399026 92,000.00 91,881.07 91,820.99 0.00 0.00 0.00 Voluntary PIF
09/19/2006
60.08 8.200%
0.00
121400477 145,600.00 145,377.57 145,334.38 0.00 0.00 0.00 Voluntary PIF
09/21/2006
43.19 8.000%
0.00
121350532 186,500.00 186,305.88 186,207.70 0.00 0.00 0.00 Voluntary PIF
09/01/2006
98.18 9.250%
0.00
121359483 598,799.00 598,799.00 598,799.00 0.00 0.00 0.00 Voluntary PIF
09/26/2006
0.00 8.250%
0.00
121369177 556,000.00 553,038.09 552,531.19 0.00 0.00 0.00 Voluntary PIF
09/28/2006
506.90 6.625%
0.00
121369375 1,150,000.00 1,149,801.40 1,149,700.98 0.00 0.00 0.00 Voluntary PIF
09/22/2006
100.42 8.990%
0.00
121369557 215,000.00 215,000.00 215,000.00 0.00 0.00 0.00 Voluntary PIF
09/21/2006
0.00 9.999%
0.00

Distribution Date: Oct 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121377410 320,000.00 319,996.93 319,996.93 0.00 0.00 0.00 Voluntary PIF
09/26/2006
0.00 8.800%
0.00
121377741 61,374.00 61,303.12 61,267.29 0.00 0.00 0.00 Voluntary PIF
09/12/2006
35.83 8.750%
0.00
121385868 230,000.00 229,734.38 229,600.12 0.00 0.00 0.00 Voluntary PIF
09/01/2006
134.26 8.750%
0.00
121395362 490,500.00 490,226.09 490,087.75 0.00 0.00 0.00 Voluntary PIF
09/28/2006
138.34 8.100%
0.00
121395552 302,400.00 302,400.00 302,400.00 0.00 0.00 0.00 Voluntary PIF
09/28/2006
0.00 7.750%
0.00
Total:
28
8,969,883.00
8,626,257.06
2,767.30
8,623,489.76
0.00
0.00
0.00
2,048.78

Distribution Date: Oct 25, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Oct 25, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF12
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #